REVENUE CLASSES AND CONCENTRATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
REVENUE CLASSES AND CONCENTRATIONS
REVENUE CLASSES AND CONCENTRATIONS

NOTE 10 - REVENUE CLASSES AND CONCENTRATIONS

Selected financial information for the Company’s operating revenue for disaggregated revenue purposes are as follows:

	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022

Revenue by product/service lines:

Retail	$541,360	$153,094
Distribution	1,845	2,881
Services	20,240,579	10,519,475
Total	$20,783,784	$12,675,450

Revenue by subsidiary:

Singlepoint (parent company)	$14,696	$21,778
Boston Solar	20,215,477	10,244,703
Box Pure Air	523,689	126,821
Direct Solar America	10,800	119,412
DIGS	4,819	7,376
Energy Wyze	14,303	155,360
Total	$20,783,784	$12,675,450

No customer comprised 10% or greater of the Company’s revenue for the nine months ended September 30, 2023. One customer comprised 11% of the Company’s revenue for the nine months ended September 30, 2022.

NOTE 10 – REVENUE CLASSES AND CONCENTRATIONS

Selected financial information for the Company’s operating revenue for disaggregated revenue purposes are as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2021

Revenue by product/service lines:

Retail	$2,309,535	$405,970
Distribution	2,931	15,591
Services	19,473,683	387,341
Total	$21,786,149	$808,902

Revenue by subsidiary:

SinglePoint (parent company)	$26,888	$35,326
Boston Solar	19,124,124	-
Box Pure Air	2,277,732	348,877
Direct Solar America	177,879	241,042
DIGS	7,846	37,358
Energy Wyze	171,680	146,299
Total	$21,786,149	$808,902

No customers comprised 10% or greater of the Company's revenue for the years ended December 31, 2022 and 2021. One customer comprised 27% of the Company’s accounts receivable as of December 31, 2022. No customer comprised 10% or greater of the Company’s accounts receivable as of December 31, 2021.